Contingencies Disclosure and Other Risks [Text Block]	12 Months Ended
Dec. 31, 2013
Contingencies Disclosure and Other Risks [Text Block]

29. Contingencies and Other Risks

In the normal course of business, we enter into transactions that expose us to varying degrees of risk.

Concentration with GM and Chrysler

The profitability and financial condition of our operations are heavily dependent upon the performance, operations, and prospects of GM, Chrysler, and their dealers. We were previously party to agreements with each of GM and Chrysler that provided for certain exclusivity privileges related to subvention programs that they offered. Our agreement with Chrysler expired in April 2013. In addition, our agreement with GM expired effective February 28, 2014. These agreements provided Ally with certain preferred provider benefits, including limiting the use of other financing providers by GM and Chrysler for their incentive programs. We entered into a new auto financing agreement with GM that became effective on March 1, 2014 (the GM Agreement), which provides a general framework for dealer and consumer financing related to GM vehicles, as well as with respect to our ongoing participation in GM subvention programs. The GM Agreement does not provide Ally with any exclusivity or similar privileges related to the financing of GM vehicles, whether through subvention programs or otherwise. As a result, the GM Agreement does not provide the economic benefits or impose the obligations that were included within our prior agreement with GM. The GM Agreement is cancellable upon notice by either party after one year.

Mortgage-Related Matters

ResCap Bankruptcy Filing

Our mortgage operations were historically a significant portion of our operations and were conducted primarily through our Residential Capital, LLC (ResCap) subsidiary. On May 14, 2012, ResCap and certain of its wholly owned direct and indirect subsidiaries (collectively, the Debtors) filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the United States Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). On May 14, 2013, Ally Financial Inc., on behalf of itself and certain of its subsidiaries (collectively, AFI) entered into a Plan Support Agreement (the PSA) with the Debtors, the official committee of unsecured creditors appointed in the Debtors’ Chapter 11 cases, and certain creditors. The PSA, which was approved by the Bankruptcy Court on June 26, 2013, required the parties to support a Chapter 11 plan in the Debtors’ Chapter 11 cases (the Plan) that, among other things, settled and provided AFI full releases for all existing and potential claims between AFI and the Debtors, including all representation and warranty claims that resided with the Debtors, as well as full releases for all pending and potential claims related to the Debtors that have been or could be brought against AFI by third parties.

On July 3, 2013, the Debtors filed the Plan and related disclosure statement (the Disclosure Statement), with the Bankruptcy Court. The Bankruptcy Court entered an order approving the Disclosure Statement on August 23, 2013. The Plan provided, among other things, that on the effective date of the Plan, AFI would contribute to the Debtors’ estates $1.95 billion in cash or cash equivalents, and will further contribute $150 million received by AFI for claims it pursues against its insurance carriers related to the claims released in connection with the Plan, with such amount guaranteed by AFT to be paid no later than September 30, 2014. The Bankruptcy Court entered an order confirming the Plan on December 11, 2013, which became effective on December 17, 2013. The confirmed Plan excludes from the third party releases the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Housing Finance Agency (the FHFA) as conservator for Fannie Mae and Freddie Mac, with respect to certain ordinary-course claims against Ally Bank as a former mortgage seller and servicer, as well as the Department of Justice and state attorneys general with respect to certain types of claims. Further, AFI has agreed to settlements with each of the FHFA and the Federal Deposit Insurance Corporation (FDIC), as receiver for certain failed banks, pursuant to which, among other things, in exchange for a monetary payment, the FHFA’s and FDIC’s previously pending lawsuits against AFI were dismissed. For further information with respect to the bankruptcy, refer to Note 1.

Mortgage Settlements and Consent Order

On February 9, 2012, we announced that we had reached an agreement with respect to investigations into procedures followed by mortgage servicing companies and banks in connection with mortgage origination and servicing activities and foreclosure home sales and evictions (the Mortgage Settlement). Further, as a result of an examination conducted by the FRB and FDIC, on April 13, 2011, we entered into a consent order (the Consent Order) with the FRB and the FDIC, that required, among other things, GMAC Mortgage, LLC to retain independent consultants to conduct a risk assessment related to mortgage servicing activities and, separately, to conduct a review of certain past residential mortgage foreclosure actions. As a result of the Plan becoming effective, the Debtors will remain responsible for all costs and obligations imposed on the Debtors under the Mortgage Settlement and Consent Order.

Legal Proceedings

We are or may be subject to potential liability under various governmental proceedings, claims, and legal actions that are pending or otherwise asserted against us. We are named as defendants in a number of legal actions, and we are involved in governmental proceedings arising in connection with our respective businesses. Some of the pending actions purport to be class actions, and certain legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. We establish reserves for legal claims when payments associated with the claims become probable and the payments can be reasonably estimated. Given the inherent difficulty of predicting the outcome of litigation and regulatory matters, it is generally very difficult to predict what the eventual outcome will be, and when the matter will be resolved. The actual costs of resolving legal claims may be higher or lower than any amounts reserved for the claims.

On the basis of information currently available, advice of counsel, available insurance coverage, and established reserves, it is the opinion of management that the eventual outcome of the current actions against us will not have a material adverse effect on our consolidated financial condition, results of operations, or cash flows. However, it is possible that the ultimate resolution of legal matters, if unfavorable, may be material to our consolidated financial condition, results of operations, or cash flows in a particular period.

Regulatory Matters

Ally and its subsidiaries, including Ally Bank, are or may become involved from time to time in reviews, investigations, and proceedings (both formal and informal), and information-gathering requests, by government and self-regulatory agencies, including the FRB, FDIC, Utah DFI, CFPB, U.S. Department of Justice (DOJ), SEC, and the Federal Trade Commission regarding their respective operations. Such requests include subpoenas from each of the SEC and the DOJ. The subpoenas and document requests from the SEC include information covering a wide range of mortgage-related matters, and the subpoenas received from the DOJ include a broad request for documentation and other information in connection with its investigations of potential fraud and other potential legal violations related to mortgage-backed securities, as well as the origination and/or underwriting of mortgage loans.

Further, in December 2013, Ally Financial Inc. and Ally Bank entered into Consent Orders issued by the CFPB and the DOJ pertaining to the allegation of disparate impact in the automotive finance business, which resulted in a $98 million charge in the fourth quarter of 2013, and such Consent Orders could result in the payment of additional amounts in the future. The Consent Orders also require Ally to create a compliance plan addressing, at a minimum, the communication of Ally’s expectations of ECOA compliance to dealers, maintenance of Ally’s existing limits on dealer finance income for contracts acquired by Ally, and monitoring for potential discrimination both at the dealer level and across all dealers. Ally also must form a compliance committee consisting of Ally and Ally Bank directors to oversee Ally’s execution of the Consent Orders’ terms.

Investigations, proceedings or information-gathering requests that Ally is, or may become, involved in may result in material adverse consequences including without limitation, adverse judgments, settlements, fines, penalties, injunctions, or other actions.

Loan Repurchases and Obligations Related to Loan Sales

Representation and Warranty Obligation Reserve Methodology

The representation and warranty reserve was $45 million at December 31, 2013 with respect to our sold and serviced loans for which we have retained representation and warranty obligation. The liability for representation and warranty obligations reflects management’s best estimate of probable losses with respect to Ally Bank’s mortgage loans sold to Fannie Mae and Freddie Mac. We considered historical and recent demand trends in establishing the reserve. The methodology used to estimate the reserve considers a variety of assumptions including borrower performance (both actual and estimated future defaults), repurchase demand behavior, historical loan defect experience, historical mortgage insurance rescission experience, and historical and estimated future loss experience, which includes projections of future home price changes as well as other qualitative factors including investor behavior. It is difficult to predict and estimate the level and timing of any potential future demands. In cases where we may not be able to reasonably estimate losses, a liability is not recognized. Management monitors the adequacy of the overall reserve and makes adjustments to the level of reserve, as necessary, after consideration of other qualitative factors including ongoing dialogue and experience with counterparties. At the time a loan is sold, an estimate of the fair value of the liability is recorded and classified in accrued expenses and other liabilities on our Consolidated Balance Sheet and recorded as a component of gain (loss) on mortgage and automotive loans, net, in our Consolidated Statement of Income. We recognize changes in the liability when additional relevant information becomes available. Changes in the estimate are recorded as other operating expenses in our Consolidated Statement of Income.

On April 16, 2013, we completed the sales of agency MSRs to Ocwen and Quicken. The sale to Ocwen included the transfer of the origination representation and warranty liabilities (but not those related to servicing) on any and all claims following the sale of the MSRs through an indemnification agreement. However, Ally Bank retained all representation and warranty liability related to loans previously liquidated with a loss (e.g. GSEs completed a foreclosure) as well as the liability on outstanding claims at the time of the sale. The MSRs sale to Quicken did not include the transfer of representation and warranty liabilities. The repurchase reserve at December 31, 2013 reflects probable losses associated with the contractual obligation retained.

Other Contingencies

We are subject to potential liability under various other exposures including tax, nonrecourse loans, self-insurance, and other miscellaneous contingencies. We establish reserves for these contingencies when the loss becomes probable and the amount can be reasonably estimated. The actual costs of resolving these items may be substantially higher or lower than the amounts reserved for any one item. Based on information currently available, it is the opinion of management that the eventual outcome of these items will not have a material adverse impact on our results of operations, financial position, or cash flows.